Derivative Instruments And Hedging Activities - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Feb. 24, 2013	Nov. 25, 2012
Derivatives, Fair Value [Line Items]
Forward foreign exchange contracts to buy	$ 660.0	$ 795.1
Forward foreign exchange contracts to sell	$ 373.1	$ 422.3